Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Other Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets	The following table presents activity in goodwill and intangible assets during the years ended December 31, 2025, and 2024:
	Trade Name	Customer Relationships	Licenses	Technology	Goodwill	Total

Intangible assets, at cost:
Balance as of January 1, 2024	405	1,693	1,648	430	2,253	6,429
Adjustments arising from translating financial statements from functional currency to presentation currency	(2)	(7)	(2)	-	(6)	(17)
Deconsolidated subsidiary	(403)	(1,403)	(446)	-	(1,230)	(3,482)

Balance as of December 31, 2024 and 2025	-	283	1,200	430	1,017	2,930

Accumulated amortization and impairment:
Balance as of January 1, 2024	101	348	-	430	-	879
Amortization expense	34	118	-	-	-	152
Deconsolidated subsidiary	(135)	(466)	-	-	-	(601)
Balance as of December 31, 2024	-	-	-	430	-	430
Impairment	-	283	1,200	-	1,017	2,500
Balance as of December 31, 2025	-	-	-	-	-	-
Net intangible assets at cost, at December 31, 2024	-	283	1,200	-	1,017	2,500
Net intangible assets at cost, at December 31, 2025	-	-	-		-	-

Schedule of Useful Life of Intangible Assets	The useful life of intangible assets is as follows:
	Licenses	Customer Relationships INXS

Useful life	Indefinite	Indefinite

Amortization method	Not amortized	Not amortized